Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6	$ 9
Gain on sale of equipment		$ 3